Significant Accounting Policies (Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Quoted Prices In Active Markets For Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 5,919	$ 12,620
Quoted Prices In Active Markets For Identical Assets (Level 1) | Government Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	5,919	12,620
Quoted Prices In Active Markets For Identical Assets (Level 1) | Corporate Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Quoted Prices In Active Markets For Identical Assets (Level 1) | Foreign Currency Derivative And Option Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Liabilities	0	0
Quoted Prices In Active Markets For Identical Assets (Level 1) | Cross Currency Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Significant Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	103,545	79,602
Significant Observable Inputs (Level 2) | Government Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Significant Observable Inputs (Level 2) | Corporate Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	45,157	37,441
Significant Observable Inputs (Level 2) | Foreign Currency Derivative And Option Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	5,000	24,738
Liabilities	(4,766)	(4,992)
Significant Observable Inputs (Level 2) | Cross Currency Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	58,154	22,415
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Significant Unobservable Inputs (Level 3) | Government Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Significant Unobservable Inputs (Level 3) | Corporate Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Significant Unobservable Inputs (Level 3) | Foreign Currency Derivative And Option Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Liabilities
Significant Unobservable Inputs (Level 3) | Cross Currency Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 0	$ 0